Expense Example {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund Retail PRO-08 - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund-Retail Class	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762